Average Annual Total Returns - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - Fidelity SAI Japan Stock Index Fund	Dec. 30, 2024
Fidelity SAI Japan Stock Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.28%
Since Inception	0.37%	[1]
Fidelity SAI Japan Stock Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.10%
Since Inception	(0.19%)	[1]
Fidelity SAI Japan Stock Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.77%
Since Inception	0.35%	[1]
MS401
Average Annual Return:
Past 1 year	20.48%
Since Inception	0.65%

[1]	A From May 27, 2021 .